Operations - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 12,183,538		¥ 10,249,382	¥ 7,191,821	$ 1,742,223
Time deposits		5,522,327		3,588,475		789,682
Restricted cash		50,800		50,000		7,264
Accounts receivable, net		1,268,219		1,226,875		181,353
Amounts due from related parties		874,962		786,677		125,118
Prepayments and other current assets		1,203,037		1,148,111		172,032
Short-term investments		6,447,197		2,706,535		921,937
Long-term investments, net		4,761,653		3,911,592		680,907
Other non-current assets		467,169		529,146		66,804
Total assets		41,167,763		32,698,500		5,886,912
Accounts payable		5,497,415		4,801,416		786,120
Salary and welfare payables		1,710,322		1,599,482		244,573
Taxes payable		405,887		428,932		58,041
Short-term loans		1,598,530		1,571,179
Deferred revenue		4,661,863		3,802,307		666,638
Accrued liabilities and other payables		3,174,566		2,554,281		453,957
Amounts due to related parties		16,113		4,549		2,304
Other long-term payables		516,317		567,631		73,832
Total liabilities		25,619,200		18,594,587		3,663,497
Total Bilibili Inc's shareholders' deficit		15,573,282		14,108,397		2,226,950
Noncontrolling interests		(24,719)		(4,484)		(3,535)
Total shareholders' equity		15,548,563		14,103,913	14,404,267	2,223,415	¥ 15,239,587
Total liabilities and shareholders' equity		41,167,763		32,698,500		$ 5,886,912
Total revenues		30,347,766	$ 4,339,673	26,831,525	22,527,987
(Loss)/profit from non-operations		1,124,451	160,795	(1,343,969)	(5,064,187)
(Loss)/ profit before income tax expenses		1,208,086	172,755	(1,400,195)	(4,733,008)
Income tax (expense)/benefit		(17,145)	(2,452)	36,544	(78,705)
Net (loss)/profit		1,190,941	170,303	(1,363,651)	(4,811,713)
Net loss/(profit) attributable to noncontrolling interests		(2,590)	(370)	(16,851)	10,608
Net Income (Loss)		1,193,531	170,673	(1,346,800)	(4,822,321)
Net cash provided by operating activities		7,147,100	1,022,023	6,014,854	266,622
Purchase of short-term investments		(85,638,931)	(12,246,204)	(36,969,524)	(13,547,650)
Maturity of short-term investments		81,815,086	11,699,402	37,007,903	16,328,255
Placement of time deposits		10,490,794	1,500,164	5,833,946	9,961,925
Maturity of time deposits		8,411,880	1,202,883	7,486,732	9,690,806
Net cash used in investing activities		(9,340,614)	(1,335,690)	(138,087)	1,762,148
Net cash used in financing activities		4,087,283	$ 584,474	(2,825,383)	(5,074,685)
Assets of VIE's used to settle obligations of respective VIE's registered capital		544,000		544,000
Assets of VIE's used to settle obligations of respective VIE's non-distributable statutory reserves		39,900		34,800
Related Party [Member]
Variable Interest Entity [Line Items]
Amounts due from Group companies		874,962		786,677
Amounts due to Group companies	[1]	16,113		4,549
Consolidated VIEs without recourse to the primary beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		2,199,181		2,108,946
Time deposits		21,015		21,560
Restricted cash		50,800		50,000
Accounts receivable, net		718,182		623,464
Prepayments and other current assets		492,189		382,386
Short-term investments		1,086,199		537,432
Long-term investments, net		1,417,457		1,714,647
Other non-current assets		4,740,489		4,647,176
Total assets		11,428,290		10,635,544
Accounts payable		4,003,546		3,650,374
Salary and welfare payables		346,391		426,568
Taxes payable		107,549		135,235
Short-term loans		347,458		600,000
Deferred revenue		3,111,282		2,727,174
Accrued liabilities and other payables		1,139,511		895,670
Other long-term payables		449,488		400,630
Total liabilities		19,174,511		19,202,838
Total Bilibili Inc's shareholders' deficit		(7,736,087)		(8,575,962)
Noncontrolling interests		(10,134)		8,668
Total shareholders' equity		(7,746,221)		(8,567,294)
Total liabilities and shareholders' equity		11,428,290		10,635,544
Total revenues		19,679,589		18,310,637	15,633,059
Total costs and expenses		(18,659,003)		(17,975,676)	(16,456,260)
(Loss)/profit from non-operations		(187,983)		243,418	(263,022)
(Loss)/ profit before income tax expenses		832,603		578,379	(1,086,223)
Income tax (expense)/benefit		1,946		45,147	(31,321)
Net (loss)/profit		834,549		623,526	(1,117,544)
Net loss/(profit) attributable to noncontrolling interests		1,198		17,135	(9,587)
Net Income (Loss)		835,747		640,661	(1,127,131)
Net cash provided by operating activities		3,828,750		4,045,824	1,890,381
Purchase of short-term investments		(28,929,559)		(8,204,894)	(1,126,000)
Maturity of short-term investments		28,382,380		7,873,769	1,126,500
Placement of time deposits		(25,768)		(28,500)	(5,701)
Maturity of time deposits		25,768		11,424	5,701
Other investing activities		(868,145)		(1,091,578)	(944,970)
Net cash used in investing activities		(1,415,324)		(1,439,779)	(944,470)
Other financing activities		(481,000)		(698,000)	92,265
Net cash used in financing activities		(2,326,421)		(2,398,509)	(603,605)
Consolidated VIEs without recourse to the primary beneficiary | Third-party
Variable Interest Entity [Line Items]
Total revenues		19,024,454		17,393,878	14,642,361
Total costs and expenses		(16,790,742)		(16,539,124)	(15,591,936)
Net cash provided by operating activities		4,030,640		4,815,447	828,787
Consolidated VIEs without recourse to the primary beneficiary | Inter-company
Variable Interest Entity [Line Items]
Total revenues		655,135		916,759	990,698
Consolidated VIEs without recourse to the primary beneficiary | Inter-company | Consulting and services charges
Variable Interest Entity [Line Items]
Total costs and expenses		(1,787,349)		(1,282,159)	(581,599)
Consolidated VIEs without recourse to the primary beneficiary | Other inter-company
Variable Interest Entity [Line Items]
Total costs and expenses		(80,912)		(154,393)	(282,725)
Consolidated VIEs without recourse to the primary beneficiary | Group companies
Variable Interest Entity [Line Items]
Amounts due from Group companies		647,082		532,700
Amounts due to Group companies		9,653,655		10,362,724
Net cash provided by operating activities		300,256		(129,306)	1,822,310
Investments and loans to Group companies		(1,845,421)		(1,700,509)	(695,870)
Consolidated VIEs without recourse to the primary beneficiary | Group companies | Consulting and services charges
Variable Interest Entity [Line Items]
Net cash provided by operating activities		(502,146)		(640,317)	¥ (760,716)
Consolidated VIEs without recourse to the primary beneficiary | Related Party [Member]
Variable Interest Entity [Line Items]
Amounts due from related parties		55,696		17,233
Amounts due to related parties		¥ 15,631		¥ 4,463

[1]	The balances as of December 31, 2024 and 2025 mainly represent the payables in trade nature.